Offerings - Offering: 1	6 Months Ended
Jun. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,400,000
Proposed Maximum Offering Price per Unit	5.13
Maximum Aggregate Offering Price	$ 12,312,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,700.29
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (Securities Act), this registration statement will also cover any additional shares of common stock, par value $0.001 per share, of Smart Sand, Inc. (Common Stock) that become issuable under the Smart Sand, Inc. 2026 Equity Incentive Plan by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without the registrant’s receipt of consideration which would increase the number of outstanding shares of Common Stock.
(2)    Estimated solely for the purpose of calculating the amount of the registration fee and calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and low sales prices of the Common Stock on June 15, 2026, as reported by Nasdaq.
(3)    The Registrant does not have any fee offsets.